Other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables
Schedule of other receivables

	2025	2024

Other receivables	1,002,629	1,415,263
Other receivables - ECL	(1,946)	(1,820)
Total	1,000,683	1,413,443